Subsequent Events	12 Months Ended
Aug. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

Management has reviewed events occurring through the date the consolidated financial statements were issued and, except as disclosed elsewhere in the consolidated financial statements, no subsequent events occurred that require accrual or disclosure.